                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         John Kornreich
Address:      767 Fifth Avenue, 45th Floor
              New York, NY 10153


Form 13F File Number: 28-2461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Kornreich
Title:
Phone:   212-754-8100

Signature, Place, and Date of Signing:

         /s/ John Kornreich      New York, New York     2/14/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[ X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-4508                  Andrew Sandler
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     22

Form 13F Information Table Value Total:     $18,967
                                             [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                   Form 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2       COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------       --------       --------     --------       --------         ---------   --------      --------
                                               MARKET
                    TITLE          CUSIP       VALUE     SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS        NUMBER      (X000s)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------     --------        ------      -------   -------  ---  ----  -----------   --------  ----  ------  ----


ADELPHIA
  COMMUNICATIONS
 CORP               COMMON STOCK   006848105     1980    38355     SH         SOLE         NONE      38355
AMERICA ONLINE
  INC SEE CUSIP 0   COMMON STOCK   02364J104      522    15000     SH         SOLE         NONE      15000
ARCH WIRELESS INC   COMMON STOCK   039392105        9    15000     SH         SOLE         NONE      150000
ARCH WIRELESS
  INC WRNTS
  9/1/20            WARRANTS       039392113        1    77780     SH         SOLE         NONE      77780
AT&T CORP COM       COMMON STOCK   001957109      443    25689     SH         SOLE         NONE      25689
AT&T CORP
  LIBERTY MEDIA
  GROUP             COMMON STOCK   001957208     3334    245792    SH         SOLE         NONE      245792
AT&T WIRELESS
  GROUP
  TRACKING S        COMMON STOCK   001957406      519    30000     SH         SOLE         NONE      30000
BELO CORPORATION
  COM STK           COMMON STOCK   080555105      160    10000     SH         SOLE         NONE      10000
CABLEVISION
  SYSTEMS
  CORP COM          COMMON STOCK   12686C109     1699    20000     SH         SOLE         NONE      20000
CHARTER COM
  INC. CLASS A
  COM S             COMMON STOCK   16117M107      567    25000     SH         SOLE         NONE      25000
COMCAST CORP
  CL A SPECIAL      COMMON STOCK   200300200     2689    64400     SH         SOLE         NONE      64400
DISNEY WALT
  CO COM STK        COMMON STOCK   254687106      289    10000     SH         SOLE         NONE      10000
DOW JONES &
  CO INC COM        COMMON STOCK   260561105      283    5000      SH         SOLE         NONE      5000
FOX ENTERTAINMENT
  GROUP INC CL      COMMON STOCK   35138T107      536    30000     SH         SOLE         NONE      30000
MILLICOM INTL
  CELLULAR
  S A COM           COMMON STOCK   L6388F102      504    21900     SH         SOLE         NONE      21900





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

NEWS CORP LTD
  SPONS ADR
  REPSTG            ADRS STOCKS    652487802     1017    35000     SH         SOLE         NONE      35000
NEXTEL
  COMMUNICATIONS
  INC               COMMON STOCK   65332V103      866    35000     SH         SOLE         NONE      35000
PAXSON
  COMMUNICATIONS
  CORP              COMMON STOCK   704231109      358    30000     SH         SOLE         NONE      30000
SAGA COMMUNICATIONS
  INC               COMMON STOCK   786598102      260    17500     SH         SOLE         NONE      17500
SALEM COMMUNICATIONS
  CL-A              COMMON STOCK   794093104      373    25000     SH         SOLE         NONE      25000
SPRINT CORP
  (PCS GROUP)       COMMON STOCK   852061506      409    20000     SH         SOLE         NONE      20000
VODAFONE GROUP
  PLC ADR           ADRS STOCKS    92857W100     2149    60000     SH         SOLE         NONE      60000
                                               $18967


































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